Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Emerging Markets Fund, Inc.
Entity Central Index Key	0000849402
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MADCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned (0.89)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(0.89)%	3.69%	3.30%
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,630,857,280
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,612,482
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)Excludes short-term securities.
C000005814 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$110	1.11%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned (1.14)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(1.14)%	3.43%	3.00%
Investor A Shares (with sales charge)	(6.33)	2.32	2.44
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,630,857,280
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,612,482
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)Excludes short-term securities.
C000005816 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$184	1.86%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned (1.86)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(1.86)%	2.66%	2.35%
Investor C Shares (with sales charge)	(2.83)	2.66	2.35
MSCI Emerging Markets Index	9.02	6.35	3.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,630,857,280
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,612,482
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)Excludes short-term securities.
C000198223 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Emerging Markets Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Emerging Markets Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned (0.84)%.
  For the same period, the MSCI Emerging Markets Index returned 9.02%.
What contributed to performance?
Holdings in Taiwan and the United Arab Emirates contributed to absolute performance. At the sector level, communication services and real estate were the primary contributors. With respect to individual holdings, the Chinese internet and gaming company Tencent Holdings Ltd.-which was boosted by easing regulatory restrictions and its focus on AI development-was the top contributor. Taiwan Semiconductor Manufacturing Co. Ltd. also contributed behind AI-driven demand for semiconductors.
The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach contributed minimally to performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in Brazil and India detracted from results. In terms of sectors, financials and consumer discretionary were the primary detractors. At the individual stock level, the Chinese shopping platform Meituan was the largest detractor. Although the company reported strong earnings growth, increasing competition pressured the stock. An overweight in the Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(0.84)%	3.74%	3.34%
MSCI Emerging Markets Index	9.02	6.35	3.07

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,630,857,280
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 32,612,482
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,630,857,280
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$32,612,482
Portfolio Turnover Rate	141%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	27.8%
India	13.9%
Taiwan	12.2%
United States	10.0%
Mexico	5.5%
Turkey	5.4%
Brazil	5.4%
South Korea	5.0%
Indonesia	3.2%
United Arab Emirates	2.7%
Other#	9.1%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7%
Tencent Holdings Ltd.	6.1%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
OTP Bank Nyrt	2.6%
SK Hynix, Inc.	2.6%
Meituan, Class B	2.5%
NAVER Corp.	2.4%
Wiwynn Corp.	2.2%
Tata Consultancy Services Ltd.	2.1%
Bank Mandiri Persero Tbk PT	2.1%
(a)Excludes short-term securities.